January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Emerging Markets Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 5.0%
Hapvida Participacoes e Investimentos SA(a)(b)	140,984,007	$ 58,380,968
Lojas Renner SA	25,738,790	60,118,323
XP, Inc., Class A	6,128,198	83,649,903
		202,149,194
China — 27.8%
Alibaba Group Holding Ltd., ADR	416,220	41,139,185
BYD Electronic International Co. Ltd.	264,500	1,444,275
China Construction Bank Corp., Class H	52,194,000	42,471,048
China Merchants Bank Co. Ltd., Class A	9,620,227	53,611,550
China Merchants Bank Co. Ltd., Class H	6,829,500	37,562,806
Contemporary Amperex Technology Co. Ltd., Class A	395,804	13,997,790
ENN Energy Holdings Ltd.	7,555,100	51,427,961
Full Truck Alliance Co. Ltd., ADR	5,208,410	58,646,696
KE Holdings, Inc., ADR	2,394,766	41,740,771
Kuaishou Technology(a)(b)	7,762,200	42,479,668
Meituan, Class B(a)(b)	3,961,900	75,405,066
PDD Holdings, Inc., ADR(a)	634,836	71,044,497
Ping An Insurance Group Co. of China Ltd., Class A	12,921,455	90,240,210
Ping An Insurance Group Co. of China Ltd., Class H	2,204,000	12,410,026
Sany Heavy Industry Co. Ltd., Class A	35,482,211	78,224,242
Tencent Holdings Ltd.	5,038,000	265,075,287
Tencent Holdings Ltd., ADR(c)	626,113	33,196,511
Xinyi Solar Holdings Ltd.	77,424,000	31,919,855
Zijin Mining Group Co. Ltd., Class A	30,855,500	69,207,173
Zijin Mining Group Co. Ltd., Class H	6,116,000	11,561,907
		1,122,806,524
Germany — 0.5%
Puma SE	600,162	18,833,207
Hong Kong — 0.5%
AIA Group Ltd.	2,672,600	18,788,763
Hungary — 2.1%
OTP Bank Nyrt	1,394,956	86,305,104
India — 12.0%
Axis Bank Ltd.	2,628,270	29,779,756
Eicher Motors Ltd.	729,308	43,633,046
GAIL India Ltd.	27,145,814	55,167,597
Godrej Properties Ltd.(a)	306,359	8,184,872
HCL Technologies Ltd.	1,676,328	33,267,043
Hindustan Petroleum Corp. Ltd.	6,494,153	26,775,193
ICICI Bank Ltd.	2,749,146	39,561,694
JSW Energy Ltd.	5,344,430	31,248,496
Macrotech Developers Ltd.	1,762,371	24,397,098
NTPC Ltd.	4,051,611	15,089,666
REC Ltd.	8,131,033	41,950,140
Tata Consultancy Services Ltd.	1,744,980	82,569,887
Titagarh Rail System Ltd.	1,151,141	13,444,284
Zomato Ltd.(a)	15,423,902	39,064,547
		484,133,319
Indonesia — 1.0%
Astra International Tbk PT	142,837,700	41,970,771
Italy — 0.7%
Wizz Air Holdings PLC(a)(b)(c)	1,856,560	29,365,690
Kazakhstan — 1.3%
Kaspi.KZ JSC, ADR	561,821	53,429,177
Security	Shares	Value
Macau — 0.5%
Galaxy Entertainment Group Ltd.	4,259,000	$ 18,533,330
Mexico — 3.4%
Fibra Uno Administracion SA de CV	16,911,868	17,530,495
Grupo Aeroportuario del Centro Norte SAB de CV	2,692,649	25,420,467
Grupo Aeroportuario del Pacifico SAB de CV, ADR	108,898	20,184,244
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,149,636	21,248,460
Grupo Financiero Banorte SAB de C.V., Class O	5,846,917	40,405,295
Kimberly-Clark de Mexico SAB de CV, Class A	8,699,567	13,006,109
Wal-Mart de Mexico SAB de CV	606,668	1,572,735
		139,367,805
Philippines — 0.8%
Ayala Land, Inc.	23,319,500	8,872,885
Bank of the Philippine Islands	3,758,010	7,480,869
BDO Unibank, Inc.	3,904,380	9,203,616
International Container Terminal Services, Inc.	1,414,870	8,448,152
		34,005,522
Poland — 2.0%
InPost SA(a)	1,882,285	30,793,295
Powszechny Zaklad Ubezpieczen SA	4,051,997	49,684,033
		80,477,328
Russia(a)(d) — 0.0%
Gazprom PJSC	8,520,027	864
LUKOIL PJSC	1,370,026	139
Novatek PJSC	295,922	30
Sberbank of Russia PJSC	6,788,060	689
TCS Group Holding PLC, GDR	25,066	3
		1,725
Saudi Arabia — 1.2%
Etihad Etisalat Co.	3,022,076	46,652,145
South Korea — 5.8%
Hansol Chemical Co. Ltd.	95,631	6,055,529
NAVER Corp.	667,193	98,802,639
SK Hynix, Inc.	971,127	130,742,427
		235,600,595
Taiwan — 15.8%
eMemory Technology, Inc.	661,000	65,240,404
MediaTek, Inc.	1,611,000	69,767,618
Taiwan Semiconductor Manufacturing Co. Ltd.	12,420,000	414,493,719
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,205	9,043,671
Wiwynn Corp.	1,219,000	80,359,460
		638,904,872
Turkey — 5.5%
Akbank TAS, Class A	47,675,652	86,166,990
Eldorado Gold Corp.(a)	3,051,284	46,440,570
Eldorado Gold Corp.(a)(c)	1,244,001	18,958,575
Yapi ve Kredi Bankasi A/S	80,837,415	69,170,088
		220,736,223
United Arab Emirates — 2.4%
Aldar Properties PJSC	24,973,927	51,959,156
Emaar Properties PJSC	12,184,674	44,721,540
		96,680,696

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Emerging Markets Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States — 3.8%
Cognizant Technology Solutions Corp., Class A	790,527	$ 65,305,435
EPAM Systems, Inc.(a)	352,600	89,546,296
		154,851,731
Total Common Stocks — 92.1% (Cost: $3,642,006,875)		3,723,593,721
Preferred Stocks
Banco Nacional PN	42,567,626	—
Total Preferred Stocks — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 92.1% (Cost: $3,642,006,875)		3,723,593,721
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	9,759,923	9,764,803
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(e)(f)	302,869,112	302,869,112
Total Short-Term Securities — 7.7% (Cost: $312,633,915)		312,633,915
Total Investments — 99.8% (Cost: $3,954,640,790)		4,036,227,636
Other Assets Less Liabilities — 0.2%		9,591,271
Net Assets — 100.0%		$ 4,045,818,907

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,201,540	$ 561,375 (a)	$ —	$ 1,888	$ —	$ 9,764,803	9,759,923	$ 52,194 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	284,083,841	18,785,271 (a)	—	—	—	302,869,112	302,869,112	8,831,711	—
				$ 1,888	$ —	$ 312,633,915		$ 8,883,905	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	2,809	02/27/25	$ 37,137	$ 564,734
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Emerging Markets Fund, Inc.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,395,247	CNH	498,000,000	JPMorgan Chase Bank N.A.	02/11/25	$ 1,380,977
USD	118,418,858	CNH	852,000,000	HSBC Bank PLC	05/12/25	1,554,635
USD	69,244,085	CNH	498,000,000	Goldman Sachs International	05/19/25	910,010
USD	89,381,108	CNH	643,000,000	JPMorgan Chase Bank N.A.	05/19/25	1,150,564
						4,996,186
CNH	498,000,000	USD	68,884,908	Goldman Sachs International	02/11/25	(870,638)
						$ 4,125,548
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/17/26	$37,552,797	$1,354,834 (c)	$38,883,437	0.9%
	Monthly	HSBC Bank PLC(d)	02/10/28	85,823,287	3,971,204 (e)	90,288,653	2.1
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25	71,769,145	(3,405,454)(g)	66,995,893	1.8
					$1,920,584	$196,167,983

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $24,194 of net dividends and financing fees.
(e)	Amount includes $(494,162) of net dividends and financing fees.
(g)	Amount includes $1,367,798 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	0-118 basis points USD - 1D Overnight Fed Funds Effective Rate (FEDL01)	0-90 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40-80 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date 08/17/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
China
Contemporary Amperex Technology Co. Ltd.	1,099,475	$38,883,437	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$38,883,437
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date 02/10/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
China
Ningbo Ronbay New Energy Technology Co., Ltd.	9,090,443	$39,439,932	43.7%

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Emerging Markets Fund, Inc.

Security	Shares	Value	% of Basket Value
Egypt
Commercial International Bank - Egypt (CIB), GDR	19,613,669	$28,832,094	31.9%
Vietnam
FPT Corp.	3,614,100	22,016,627	24.4
Net Value of Reference Entity — HSBC Bank PLC		$90,288,653
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination date 02/10/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Germany
Puma SE	475,487	$14,920,880	22.3%
Security	Shares	Value	% of Basket Value
South Korea
Korea Electric Power Corp.	3,608,237	$52,075,013	77.7%
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$66,995,893
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 202,149,194	$ —	$ —	$ 202,149,194
China	245,767,660	877,038,864	—	1,122,806,524
Germany	—	18,833,207	—	18,833,207
Hong Kong	—	18,788,763	—	18,788,763
Hungary	—	86,305,104	—	86,305,104
India	—	484,133,319	—	484,133,319
Indonesia	—	41,970,771	—	41,970,771
Italy	—	29,365,690	—	29,365,690
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Emerging Markets Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Kazakhstan	$ 53,429,177	$ —	$ —	$ 53,429,177
Macau	—	18,533,330	—	18,533,330
Mexico	139,367,805	—	—	139,367,805
Philippines	16,684,485	17,321,037	—	34,005,522
Poland	—	80,477,328	—	80,477,328
Russia	—	—	1,725	1,725
Saudi Arabia	46,652,145	—	—	46,652,145
South Korea	—	235,600,595	—	235,600,595
Taiwan	9,043,671	629,861,201	—	638,904,872
Turkey	65,399,145	155,337,078	—	220,736,223
United Arab Emirates	—	96,680,696	—	96,680,696
United States	154,851,731	—	—	154,851,731
Preferred Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	312,633,915	—	—	312,633,915
	$ 1,245,978,928	$ 2,790,246,983	$ 1,725	$ 4,036,227,636
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 5,890,772	$ —	$ 5,890,772
Foreign Currency Exchange Contracts	—	4,996,186	—	4,996,186
Liabilities
Equity Contracts	—	(3,405,454)	—	(3,405,454)
Foreign Currency Exchange Contracts	—	(870,638)	—	(870,638)
	$ —	$ 6,610,866	$ —	$ 6,610,866

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CNH	Chinese Yuan
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company